UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2015

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments:

Putnam Absolute Return 500 Fund

The fund's portfolio
1/31/15 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (34.4%)(a)
			Principal amount	Value

U.S. Government Agency Mortgage Obligations (34.4%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4 1/2s, May 1, 2044			$2,202,925	$2,478,351
4s, with due dates from June 1, 2043 to October 1, 2043			968,935	1,055,264
3 1/2s, with due dates from August 1, 2043 to February 1, 2044			2,704,581	2,881,902
3s, March 1, 2043			863,998	893,630

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, March 1, 2045			3,000,000	3,351,563
5 1/2s, TBA, February 1, 2045			3,000,000	3,355,078
4 1/2s, with due dates from May 1, 2041 to February 1, 2044			2,320,230	2,547,913
4 1/2s, TBA, March 1, 2045			30,000,000	32,518,359
4 1/2s, TBA, February 1, 2045			12,000,000	13,021,874
4s, with due dates from April 1, 2042 to June 1, 2044			10,092,495	10,969,358
4s, TBA, March 1, 2045			6,000,000	6,413,220
4s, TBA, February 1, 2045			6,000,000	6,425,156
3 1/2s, July 1, 2043			911,127	967,930
3 1/2s, TBA, March 1, 2045			23,000,000	24,240,742
3 1/2s, TBA, February 1, 2045			15,000,000	15,846,093
3s, TBA, March 1, 2045			87,000,000	89,739,807
3s, TBA, February 1, 2045			85,000,000	87,888,674

				304,594,914

Total U.S. government and agency mortgage obligations (cost $302,232,621)				$304,594,914

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Bonds 3s, November 15, 2044(i)			$143,000	$167,086

U.S. Treasury Notes
2 1/4s, April 30, 2021(i)			33,000	34,828
2s, February 15, 2023(i)			563,000	586,336
1 5/8s, July 31, 2019(i)			151,000	154,304
1s, May 31, 2018(i)			24,000	24,122

Total U.S. treasury obligations (cost $966,676)				$966,676

COMMON STOCKS (21.7%)(a)
			Shares	Value

Basic materials (0.7%)

Airgas, Inc.			4,800	$540,672

Axalta Coating Systems, Ltd.(NON)			5,200	133,484

Bemis Co., Inc.			9,200	407,560

International Flavors & Fragrances, Inc.			5,581	592,200

Newmont Mining Corp.			40,800	1,026,120

Royal Gold, Inc.			6,300	456,498

SBA Communications Corp. Class A(NON)			11,700	1,365,390

Sherwin-Williams Co. (The)			7,300	1,980,271

				6,502,195
Capital goods (1.3%)

Avery Dennison Corp.			8,400	439,068

Ball Corp.			12,100	766,293

General Dynamics Corp.			22,600	3,010,546

Lockheed Martin Corp.			15,700	2,957,409

Raytheon Co.			9,398	940,270

Rockwell Collins, Inc.			12,000	1,027,440

Stericycle, Inc.(NON)			4,600	603,934

TransDigm Group, Inc.			4,400	904,332

Waste Management, Inc.			22,100	1,136,603

				11,785,895
Communication services (0.3%)

Verizon Communications, Inc.			60,396	2,760,701

				2,760,701
Conglomerates (1.2%)

Danaher Corp.			34,600	2,850,348

Marubeni Corp. (Japan)			495,600	2,734,891

Mitsubishi Corp. (Japan)			181,500	3,168,707

Mitsui & Co., Ltd. (Japan)			148,900	1,889,621

				10,643,567
Consumer cyclicals (2.7%)

Automatic Data Processing, Inc.			24,500	2,021,985

AutoZone, Inc.(NON)			3,010	1,796,850

Clorox Co. (The)			6,100	650,931

Discovery Communications, Inc.(NON)			20,800	579,904

Dollar General Corp.(NON)			27,900	1,870,974

Dollar Tree, Inc.(NON)			18,784	1,335,542

FactSet Research Systems, Inc.			2,900	416,411

Harley-Davidson, Inc.			19,200	1,184,640

Interpublic Group of Cos., Inc. (The)			37,200	741,768

Kohl's Corp.			6,000	358,320

Lear Corp.			1,600	160,560

Madison Square Garden Co. (The) Class A(NON)			5,600	424,200

NIKE, Inc. Class B			1,400	129,150

Omnicom Group, Inc.			17,452	1,270,506

Ralph Lauren Corp.			5,200	867,828

Scripps Networks Interactive Class A			9,600	682,464

Target Corp.			42,800	3,150,508

Vantiv, Inc. Class A(NON)			11,700	402,363

VF Corp.			23,000	1,595,510

Wal-Mart Stores, Inc.			13,200	1,121,736

Walt Disney Co. (The)			28,800	2,619,648

				23,381,798
Consumer staples (2.4%)

Altria Group, Inc.			69,300	3,679,830

Bunge, Ltd.			11,400	1,020,642

Chipotle Mexican Grill, Inc.(NON)			400	283,936

Church & Dwight Co., Inc.			7,000	566,440

Colgate-Palmolive Co.			36,400	2,457,728

Costco Wholesale Corp.			23,900	3,417,461

Dr. Pepper Snapple Group, Inc.			16,400	1,267,228

McDonald's Corp.			38,600	3,568,184

Philip Morris International, Inc.			15,000	1,203,600

Pinnacle Foods, Inc.			4,800	172,656

Reynolds American, Inc.			21,600	1,467,720

Sumitomo Mitsui financial Group, Inc. (Japan)			167,700	1,653,630

Tupperware Brands Corp.			4,600	311,006

				21,070,061
Energy (1.2%)

Exxon Mobil Corp.			71,302	6,233,221

HollyFrontier Corp.			17,700	635,784

National Oilwell Varco, Inc.			33,400	1,817,962

Spectra Energy Corp.			60,206	2,013,289

				10,700,256
Financials (3.9%)

Alexandria Real Estate Equities, Inc.(R)			4,500	438,840

American Campus Communities, Inc.(R)			9,500	417,620

American Capital Agency Corp.(R)			32,400	698,220

Axis Capital Holdings, Ltd.			7,900	402,110

BB&T Corp.			51,500	1,817,435

Berkshire Hathaway, Inc. Class B(NON)			31,038	4,466,679

Brixmor Property Group, Inc.(R)			4,900	132,790

Capital One Financial Corp.			40,000	2,928,400

Chubb Corp. (The)			5,700	558,030

Cullen/Frost Bankers, Inc.			4,700	292,810

Everest Re Group, Ltd.			3,236	554,586

HCP, Inc.(R)			33,500	1,584,215

Health Care REIT, Inc.(R)			16,200	1,327,590

NASDAQ OMX Group, Inc. (The)			2,600	118,560

Northern Trust Corp.			13,100	856,478

PartnerRe, Ltd.			4,100	469,040

PNC Financial Services Group, Inc.			29,600	2,502,384

Public Storage(R)			6,600	1,325,544

RenaissanceRe Holdings, Ltd.			3,562	340,634

Spirit Realty Capital, Inc.(R)			36,000	462,960

Starwood Property Trust, Inc.(R)			20,100	480,993

Synchrony Financial(NON)			11,800	364,148

Taubman Centers, Inc.(R)			4,900	401,555

Travelers Cos., Inc. (The)			23,900	2,457,398

Visa, Inc. Class A			13,600	3,466,776

Wells Fargo & Co.			96,000	4,984,320

XL Group PLC			24,900	858,801

				34,708,916
Health care (3.0%)

Abbott Laboratories			60,700	2,716,932

AmerisourceBergen Corp.			20,500	1,948,525

C.R. Bard, Inc.			5,927	1,013,695

Cardinal Health, Inc.			9,574	796,461

DaVita HealthCare Partners, Inc.(NON)			15,200	1,140,912

Edwards Lifesciences Corp.(NON)			9,600	1,203,360

Eli Lilly & Co.			47,699	3,434,328

Johnson & Johnson			52,900	5,297,406

Mednax, Inc.(NON)			7,300	495,597

Merck & Co., Inc.			71,300	4,297,964

Pfizer, Inc.			137,300	4,290,625

				26,635,805
Technology (3.4%)

Accenture PLC Class A			34,100	2,865,423

Analog Devices, Inc.			17,100	890,996

Apple, Inc.			29,813	3,492,891

Broadcom Corp. Class A			48,200	2,045,367

Cisco Systems, Inc.			148,500	3,915,203

Computer Sciences Corp.			12,900	782,772

eBay, Inc.(NON)			63,400	3,360,200

EMC Corp.			124,500	3,228,285

Fidelity National Information Services, Inc.			11,600	724,188

Fiserv, Inc.(NON)			14,400	1,044,432

Gentex Corp.			26,600	443,954

Intuit, Inc.			20,600	1,788,492

L-3 Communications Holdings, Inc.			8,000	984,960

Linear Technology Corp.			10,100	453,894

Maxim Integrated Products, Inc.			25,700	850,413

Microsoft Corp.			6,919	279,528

Motorola Solutions, Inc.			3,000	187,230

NetApp, Inc.			28,500	1,077,300

Paychex, Inc.			29,600	1,339,696

				29,755,224
Transportation (0.5%)

CH Robinson Worldwide, Inc.			13,500	961,470

Expeditors International of Washington, Inc.			4,800	209,664

United Parcel Service, Inc. Class B			34,286	3,388,828

				4,559,962
Utilities and power (1.1%)

Alliant Energy Corp.			4,100	281,301

American Electric Power Co., Inc.			30,000	1,884,300

American Water Works Co., Inc.			8,800	494,032

Kinder Morgan, Inc.			81,200	3,333,260

Pinnacle West Capital Corp.			10,000	701,800

Southern Co. (The)			59,700	3,027,984

				9,722,677

Total common stocks (cost $175,661,891)				$192,227,057

MORTGAGE-BACKED SECURITIES (13.6%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (6.0%)

Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, 5.168s, 2024			$393,000	$397,716

Federal Home Loan Mortgage Corporation
IFB Ser. 2990, Class LB, 16.52s, 2034			138,727	188,097
IFB Ser. 3232, Class KS, IO, 6.134s, 2036			736,642	98,065
IFB Ser. 4143, Class DS, IO, 5.954s, 2042			1,807,258	469,059
IFB Ser. 4104, Class S, IO, 5.934s, 2042			577,867	123,025
IFB Ser. 3116, Class AS, IO, 5.934s, 2034			575,608	25,193
IFB Ser. 4240, Class SA, IO, 5.834s, 2043			5,158,154	1,173,635
IFB Ser. 4245, Class AS, IO, 5.834s, 2043			5,486,530	1,158,989
IFB Ser. 271, Class S5, IO, 5.834s, 2042			5,142,855	1,284,171
IFB Ser. 3852, Class NT, 5.834s, 2041			2,508,448	2,668,988
IFB Ser. 317, Class S3, IO, 5.814s, 2043			2,422,761	659,245
IFB Ser. 325, Class S1, IO, 5.784s, 2044			2,230,537	567,939
IFB Ser. 326, Class S2, IO, 5.784s, 2044			4,929,463	1,285,806
IFB Ser. 308, Class S1, IO, 5.784s, 2043			2,957,844	792,761
IFB Ser. 269, Class S1, IO, 5.784s, 2042			1,532,628	376,107
IFB Ser. 264, Class S1, IO, 5.784s, 2042			4,183,668	1,094,371
IFB Ser. 327, Class S8, IO, 5.754s, 2044			812,012	203,084
IFB Ser. 314, Class AS, IO, 5.724s, 2043			1,711,898	439,202
Ser. 4122, Class TI, IO, 4 1/2s, 2042			1,571,975	264,092
Ser. 4193, Class PI, IO, 4s, 2043			2,844,080	427,688
Ser. 4116, Class MI, IO, 4s, 2042			3,509,630	568,339
Ser. 4213, Class GI, IO, 4s, 2041			1,039,290	127,001
Ser. 304, Class C53, IO, 4s, 2032			2,043,230	325,956
Ser. 311, Class IO, IO, 3 1/2s, 2043			1,750,811	282,386
Ser. 303, Class C19, IO, 3 1/2s, 2043			2,165,732	372,624
Ser. 304, Class C22, IO, 3 1/2s, 2042			2,418,167	525,668
Ser. 4141, Class IM, IO, 3 1/2s, 2042			1,439,642	247,551
Ser. 4121, Class AI, IO, 3 1/2s, 2042			4,207,428	813,514
Ser. 4136, Class IW, IO, 3 1/2s, 2042			2,900,755	414,463
Ser. 4166, Class PI, IO, 3 1/2s, 2041			2,301,225	356,161
Ser. 304, IO, 3 1/2s, 2027			1,504,469	178,084
Ser. 304, Class C37, IO, 3 1/2s, 2027			1,118,362	131,933
Ser. 4150, Class DI, IO, 3s, 2043			2,069,575	338,893
Ser. 4158, Class TI, IO, 3s, 2042			5,393,078	630,127
Ser. 4165, Class TI, IO, 3s, 2042			4,581,700	544,764
Ser. 4183, Class MI, IO, 3s, 2042			2,016,334	231,878
Ser. 13-4206, Class IP, IO, 3s, 2041			3,398,709	406,757
Ser. 4179, Class EI, IO, 3s, 2030			3,642,182	393,683
Ser. 304, Class C45, IO, 3s, 2027			1,981,668	226,854
Ser. 3939, Class EI, IO, 3s, 2026			3,999,695	363,675
Ser. 13-4176, Class IA, IO, 2 1/2s, 2028			4,803,957	509,748
Ser. T-8, Class A9, IO, 0.464s, 2028			233,381	3,209
Ser. T-59, Class 1AX, IO, 0.272s, 2043			562,712	6,858
Ser. T-48, Class A2, IO, 0.212s, 2033			809,548	7,843
Ser. 3206, Class EO, PO, zero %, 2036			47,108	43,088
Ser. 3175, Class MO, PO, zero %, 2036			39,049	36,424

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 26.659s, 2035			65,417	109,297
IFB Ser. 05-45, Class DA, 23.803s, 2035			258,291	412,890
IFB Ser. 11-4, Class CS, 12.564s, 2040			954,054	1,174,258
IFB Ser. 12-128, Class YS, IO, 6.032s, 2042			1,508,735	285,996
IFB Ser. 13-19, Class SK, IO, 5.982s, 2043			1,431,334	279,823
IFB Ser. 12-153, Class SK, IO, 5.982s, 2043			1,728,347	411,260
IFB Ser. 12-111, Class JS, IO, 5.932s, 2040			2,220,808	405,569
IFB Ser. 13-128, Class SA, IO, 5.832s, 2043			3,595,941	897,403
Ser. 13-98, Class SA, IO, 5.782s, 2043			2,721,967	725,404
IFB Ser. 13-124, Class SB, IO, 5.782s, 2043			1,210,742	321,215
IFB Ser. 13-92, Class SA, IO, 5.782s, 2043			943,617	253,729
IFB Ser. 13-103, Class SK, IO, 5.752s, 2043			1,017,984	274,208
Ser. 13-101, Class SE, IO, 5.732s, 2043			1,370,197	375,242
IFB Ser. 13-128, Class CS, IO, 5.732s, 2043			1,544,926	401,882
IFB Ser. 13-102, Class SH, IO, 5.732s, 2043			1,274,622	336,985
Ser. 397, Class 2, IO, 5s, 2039			37,682	5,585
Ser. 10-13, Class EI, IO, 5s, 2038			64,865	694
Ser. 418, Class C24, IO, 4s, 2043			1,913,254	304,566
Ser. 13-44, Class PI, IO, 4s, 2043			911,281	141,747
Ser. 12-124, Class UI, IO, 4s, 2042			3,878,390	643,813
Ser. 13-11, Class IP, IO, 4s, 2042			3,034,107	534,235
Ser. 12-96, Class PI, IO, 4s, 2041			1,889,175	262,879
Ser. 12-22, Class CI, IO, 4s, 2041			3,116,780	438,996
Ser. 406, Class 2, IO, 4s, 2041			143,105	21,537
Ser. 406, Class 1, IO, 4s, 2041			141,278	21,390
Ser. 409, Class C16, IO, 4s, 2040			612,081	88,197
Ser. 12-104, Class HI, IO, 4s, 2027			3,479,303	409,158
Ser. 418, Class C15, IO, 3 1/2s, 2043			4,074,598	673,677
Ser. 417, Class C24, IO, 3 1/2s, 2042			2,094,645	448,254
Ser. 12-136, Class PI, IO, 3 1/2s, 2042			2,206,876	251,363
Ser. 14-10, Class IO, IO, 3 1/2s, 2042			1,714,588	185,437
Ser. 12-101, Class PI, IO, 3 1/2s, 2040			2,596,611	246,649
Ser. 13-21, Class AI, IO, 3 1/2s, 2033			2,856,984	528,285
Ser. 417, Class C19, IO, 3 1/2s, 2033			1,705,457	236,581
Ser. 12-93, Class DI, IO, 3 1/2s, 2027			3,524,865	474,200
Ser. 12-151, Class PI, IO, 3s, 2043			2,093,848	259,847
Ser. 13-8, Class NI, IO, 3s, 2042			4,009,657	505,914
Ser. 6, Class BI, IO, 3s, 2042			3,787,443	421,921
Ser. 13-35, Class IP, IO, 3s, 2042			3,472,097	360,501
Ser. 13-23, Class PI, IO, 3s, 2041			6,226,714	572,733
Ser. 13-31, Class NI, IO, 3s, 2041			4,882,007	456,224
Ser. 13-7, Class EI, IO, 3s, 2040			2,444,166	378,724
Ser. 13-55, Class MI, IO, 3s, 2032			2,475,934	295,849
Ser. 03-W10, Class 1, IO, 1.007s, 2043			183,809	4,552
Ser. 98-W5, Class X, IO, 0.872s, 2028			429,007	21,182
Ser. 98-W2, Class X, IO, 0.673s, 2028			1,477,125	77,549

Government National Mortgage Association
IFB Ser. 12-38, Class SC, IO, 6.532s, 2040			1,629,314	224,682
IFB Ser. 11-93, Class SA, IO, 6.492s, 2041			4,915,934	1,118,258
IFB Ser. 13-113, Class SL, IO, 6.062s, 2042			922,104	125,276
IFB Ser. 13-116, Class SA, IO, 5.982s, 2043			1,189,215	227,235
IFB Ser. 13-129, Class SN, IO, 5.982s, 2043			841,230	144,490
IFB Ser. 13-129, Class CS, IO, 5.982s, 2042			2,122,634	312,813
IFB Ser. 14-90, Class HS, IO, 5.932s, 2044			1,511,027	381,912
IFB Ser. 14-25, Class HS, IO, 5.932s, 2044			1,107,431	254,643
IFB Ser. 14-32, Class CS, IO, 5.932s, 2044			1,938,032	416,677
IFB Ser. 13-99, Class VS, IO, 5.932s, 2043			942,577	199,939
IFB Ser. 12-77, Class MS, IO, 5.932s, 2042			1,458,794	400,483
IFB Ser. 12-34, Class SA, IO, 5.882s, 2042			1,598,420	368,596
IFB Ser. 11-70, Class SN, IO, 5.732s, 2041			1,431,796	240,799
IFB Ser. 11-70, Class SH, IO, 5.722s, 2041			1,799,000	315,239
Ser. 14-25, Class QI, IO, 5s, 2044			3,283,347	627,776
Ser. 14-2, Class IC, IO, 5s, 2044			932,515	171,462
Ser. 13-3, Class IT, IO, 5s, 2043			1,519,359	303,712
Ser. 11-116, Class IB, IO, 5s, 2040			1,279,483	65,774
Ser. 10-35, Class UI, IO, 5s, 2040			1,461,049	308,647
Ser. 10-20, Class UI, IO, 5s, 2040			1,070,234	169,686
Ser. 10-9, Class UI, IO, 5s, 2040			5,178,008	1,030,384
Ser. 09-121, Class UI, IO, 5s, 2039			2,270,287	402,953
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			98,001	11,782
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			1,997,278	303,227
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			2,522,957	436,369
Ser. 13-151, Class IB, IO, 4 1/2s, 2040			1,247,534	185,296
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			910,355	166,879
Ser. 09-121, Class CI, IO, 4 1/2s, 2039			2,785,968	624,447
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			3,330,971	231,583
Ser. 13-24, Class PI, IO, 4s, 2042			1,431,753	220,476
Ser. 12-47, Class CI, IO, 4s, 2042			2,449,516	370,489
Ser. 14-104, Class IO, IO, 4s, 2042			3,452,032	566,340
Ser. 12-50, Class PI, IO, 4s, 2041			1,711,287	218,874
Ser. 12-41, Class IP, IO, 4s, 2041			3,126,713	544,715
Ser. 14-133, Class AI, IO, 4s, 2036			4,495,812	624,468
Ser. 13-102, Class IP, IO, 3 1/2s, 2043			2,043,601	199,567
Ser. 13-76, Class IO, IO, 3 1/2s, 2043			1,736,527	178,254
Ser. 13-79, Class PI, IO, 3 1/2s, 2043			3,672,730	429,122
Ser. 13-100, Class MI, IO, 3 1/2s, 2043			2,912,423	304,203
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			1,886,328	212,438
Ser. 13-14, Class IO, IO, 3 1/2s, 2042			2,646,928	309,214
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			882,553	102,729
Ser. 12-92, Class AI, IO, 3 1/2s, 2042			1,022,623	137,011
Ser. 13-37, Class LI, IO, 3 1/2s, 2042			1,473,035	179,931
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			1,618,341	161,397
Ser. 12-71, Class JI, IO, 3 1/2s, 2041			1,520,062	137,036
Ser. 13-90, Class HI, IO, 3 1/2s, 2040			5,206,669	331,717
Ser. 183, Class AI, IO, 3 1/2s, 2039			3,412,277	405,689
Ser. 14-115, Class QI, IO, 3s, 2029			2,793,752	279,906

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.773s, 2027			112,498	844
Ser. 98-3, IO, zero %, 2027			61,328	901
Ser. 98-2, IO, zero %, 2027			53,799	387
Ser. 98-4, IO, zero %, 2026			84,669	2,084

				53,410,925
Commercial mortgage-backed securities (5.2%)

FRB America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046			534,000	552,293
Ser. 06-6, Class A2, 5.309s, 2045			36,989	37,042
Ser. 07-1, Class XW, IO, 0.346s, 2049			2,646,543	22,633

Banc of America Commercial Mortgage Trust 144A FRB Ser. 08-1, Class C, 6.268s, 2051			1,000,000	971,810

Banc of America Merrill Lynch Commercial Mortgage, Inc.
Ser. 04-3, Class D, 5.445s, 2039			639,000	645,697
FRB Ser. 05-1, Class C, 5.294s, 2042			292,000	284,244
FRB Ser. 05-5, Class D, 5.243s, 2045			366,000	371,051
Ser. 05-3, Class AJ, 4.767s, 2043			225,000	220,507

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.266s, 2035			876,952	443
Ser. 04-4, Class XC, IO, 0.207s, 2042			681,111	1,766

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 06-PW11, Class AJ, 5.435s, 2039			596,000	611,645
Ser. 05-PWR7, Class D, 5.304s, 2041			375,000	371,415
Ser. 05-PWR9, Class C, 5.055s, 2042			215,000	217,395

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.435s, 2039			3,084,000	3,088,811
FRB Ser. 06-PW11, Class C, 5.435s, 2039			320,000	319,053

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class E, 6.124s, 2044			250,000	247,500

Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class B, 5.772s, 2049			703,000	701,847

Citigroup Commercial Mortgage Trust 144A FRB Ser. 13-GC11, Class E, 4.458s, 2046			1,041,000	901,824

COMM Mortgage Trust FRB Ser. 07-C9, Class D, 5.795s, 2049			300,000	285,657

COMM Mortgage Trust 144A
FRB Ser. 12-LC4, Class D, 5.647s, 2044			152,000	160,938
FRB Ser. 14-CR18, Class D, 4.74s, 2047			480,000	459,427
Ser. 12-LC4, Class E, 4 1/4s, 2044			266,000	238,573
FRB Ser. 14-UBS6, Class D, 3.967s, 2047			615,000	536,535
FRB Ser. 07-C9, Class AJFL, 0.856s, 2049			140,000	135,404

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C3, Class B, 4.882s, 2037			203,000	202,310

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			390,699	422,931
Ser. 03-C3, Class AX, IO, 1.829s, 2038			214,806	26

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.419s, 2044			411,000	444,568

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class F, 5.35s, 2035			197,668	198,631

First Union National Bank Commercial Mortgage 144A Ser. 01-C3, Class K, 6.155s, 2033			187,208	187,208

GCCFC Commercial Mortgage Trust

FRB Ser. 05-GG3, Class D, 4.986s, 2042			189,000	188,755

FRB Ser. 05-GG3, Class E, 5.087s, 2042			243,000	242,687

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.275s, 2044			2,044,000	2,068,242

GE Commercial Mortgage Corp Trust Ser. 07-C1, Class A3, 5.481s, 2049			856,008	857,167

GS Mortgage Securities Corp. II Ser. 05-GG4, Class B, 4.841s, 2039			396,000	395,414

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.414s, 2046			391,000	388,197
FRB Ser. 13-GC10, Class E, 4.414s, 2046			850,000	754,622

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.637s, 2045			100,000	105,046
FRB Ser. 13-GC16, Class D, 5.315s, 2046(F)			488,000	504,994
Ser. 06-GG8, Class X, IO, 0.582s, 2039			37,116,437	296,931

JP Morgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 12-C6, Class F, 5.207s, 2045			334,000	317,193
FRB Ser. 12-C6, Class G, 2.972s, 2045			366,000	287,868

JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12, Class D, 4.087s, 2045			242,000	232,368

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.561s, 2046			675,000	630,719
FRB Ser. 13-C12, Class E, 4.087s, 2045			800,000	693,351
FRB Ser. 14-C25, Class D, 3.95s, 2047			430,000	381,658

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 04-CB8, Class F, 5.048s, 2039			500,000	498,890

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.074s, 2051			755,000	798,239
FRB Ser. 06-LDP7, Class B, 5 7/8s, 2045			556,000	378,002
Ser. 06-LDP6, Class AJ, 5.565s, 2043			435,000	438,989
FRB Ser. 05-LDP3, Class D, 5.193s, 2042			547,000	548,039
FRB Ser. 05-LDP2, Class D, 4.941s, 2042			850,000	848,147
FRB Ser. 13-LC11, Class D, 4.24s, 2046			112,000	109,578

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.174s, 2051			736,000	749,579
FRB Ser. 07-CB20, Class C, 6.174s, 2051			501,000	479,026
FRB Ser. 11-C3, Class E, 5.567s, 2046			103,000	113,239
FRB Ser. 13-C13, Class D, 4.056s, 2046			469,000	453,507
Ser. 13-C13, Class E, 3.986s, 2046			494,000	414,971
Ser. 13-C10, Class E, 3 1/2s, 2047			354,000	258,632

JPMorgan Chase Commercial Mortgage Securities Trust Pass-Through Certificates 144A FRB Ser. 01-C1, Class H, 5.626s, 2035			527,216	536,004

Key Commercial Mortgage Securities Trust 2007-SL1 FRB Ser. 07-SL1, Class A2, 5.568s, 2040			69,689	68,905

LB-UBS Commercial Mortgage Trust
Ser. 06-C6, Class D, 5.502s, 2039			640,000	627,443
Ser. 07-C1, Class AJ, 5.484s, 2040			87,000	88,073
FRB Ser. 06-C6, Class C, 5.482s, 2039			878,000	861,538
Ser. 05-C7, Class C, 5.35s, 2040			474,000	474,545
FRB Ser. 05-C2, Class C, 5.274s, 2040			1,050,000	1,055,103
Ser. 07-C2, Class XW, IO, 0.539s, 2040			2,062,356	24,181

Merrill Lynch Mortgage Trust
FRB Ser. 05-CKI1, Class B, 5.288s, 2037			476,000	477,476
FRB Ser. 05-CIP1, Class C, 5.266s, 2038			351,000	334,503
Ser. 04-KEY2, Class D, 5.046s, 2039			250,000	250,000

Merrill Lynch Mortgage Trust 144A Ser. 05-MCP1, Class XC, IO, 0.608s, 2043			10,962,106	14,317

ML-CFC Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046			224,000	227,232
Ser. 06-4, Class AJ, 5.239s, 2049			238,000	240,332

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class E, 4.416s, 2046			600,000	550,440
FRB Ser. 13-C11, Class F, 4.416s, 2046			696,000	596,132
Ser. 13-C13, Class F, 3.707s, 2046			1,285,000	1,027,383

Morgan Stanley Capital I Trust
FRB Ser. 07-HQ11, Class D, 5.587s, 2044			238,000	224,957
Ser. 07-HQ11, Class C, 5.558s, 2044			611,000	604,798
FRB Ser. 06-HQ8, Class C, 5.488s, 2044			950,000	950,405

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			404,834	406,668

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class D, 4.958s, 2049			233,000	238,936
FRB Ser. 13-C6, Class D, 4.353s, 2046			83,000	80,576

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.002s, 2045			365,000	367,573
Ser. 06-C24, Class AJ, 5.658s, 2045			268,000	273,387
Ser. 2004-C12, Class F, 5.417s, 2041			868,000	872,852
Ser. 06-C29, IO, 0.386s, 2048			36,721,965	232,817

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C21, Class E, 5.242s, 2044			1,487,000	1,483,758
Ser. 07-C31, IO, 0.215s, 2047			56,424,985	224,818

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.302s, 2046			839,000	805,115

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.245s, 2044			321,000	344,130
Ser. 12-C6, Class E, 5s, 2045			412,000	389,723
Ser. 11-C4, Class F, 5s, 2044			504,000	487,585
FRB Ser. 11-C3, Class E, 5s, 2044			367,000	350,058
FRB Ser. 13-C18, Class D, 4.673s, 2046			364,000	364,352
FRB Ser. 13-UBS1, Class D, 4.632s, 2046			260,000	262,374
FRB Ser. 13-C15, Class D, 4.482s, 2046			161,000	159,175
FRB Ser. 12-C10, Class E, 4.458s, 2045			316,000	279,956
FRB Ser. 13-C12, Class D, 4.355s, 2048			231,000	229,545
FRB Ser. 13-C13, Class E, 4.138s, 2045			343,000	264,384
Ser. 13-C12, Class E, 3 1/2s, 2048			462,000	373,042
Ser. 13-C14, Class E, 3 1/4s, 2046			575,000	455,883

				45,453,708
Residential mortgage-backed securities (non-agency) (2.4%)

Banc of America Funding Trust FRB Ser. 06-G, Class 3A3, 5 3/4s, 2036			274,205	268,721

BCAP, LLC Trust
FRB Ser. 12-RR5, Class 4A8, 0.338s, 2035			2,000,000	1,822,242
FRB Ser. 12-RR10, Class 9A2, 2.664s, 2035			220,000	205,172

BCAP, LLC Trust 144A
FRB Ser. 15-RR2, Class 26A2, 2.613s, 2036			253,000	224,636
FRB Ser. 14-RR1, Class 2A2, 2.354s, 2036			350,000	294,000

144A FRB Ser. 14-RR2, Class 4A3, 0.439s, 2036			525,000	401,625

Bear Stearns Alt-A Trust
FRB Ser. 05-7, Class 22A1, 2.644s, 2035			579,250	495,259
FRB Ser. 04-6, Class M2, 1.893s, 2034			845,111	743,698

Citigroup Mortgage Loan Trust FRB Ser. 07-WFH2, Class M2, 0.618s, 2037(F)			300,000	214,500

Citigroup Mortgage Loan Trust 144A FRB Ser. 10-7, Class 3A5, 5.979s, 2035			350,000	372,735

Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A3, 0.518s, 2035			2,228,791	1,933,476
FRB Ser. 05-59, Class 1A1, 0.499s, 2035			749,195	606,848
FRB Ser. 06-HY11, Class A1, 0.288s, 2036			714,498	607,323

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 11-2R, Class 2A9, 2.609s, 2036			600,000	546,000

Credit Suisse Mortgage Trust 144A FRB Ser. 10-20R, Class 7A4, 3 1/2s, 2037			750,000	682,950

Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes FRB Ser. 15-DN1, Class B, 11.671s, 2025			366,000	371,476

Jefferies Resecuritization Trust 144A FRB Ser. 09-R7, Class 12A2, 2.616s, 2036			1,134,304	1,003,859

Newcastle Mortgage Securities Trust FRB Ser. 06-1, Class M2, 0.538s, 2036			250,000	197,200

RBSSP Resecuritization Trust 144A FRB Ser. 10-1, Class 3A2, 5.215s, 2035			600,000	585,180

Residential Accredit Loans, Inc. Trust FRB Ser. 06-QO7, Class 2A1, 0.964s, 2046(F)			1,185,234	826,701

Residential Asset Mortgage Products Trust FRB Ser. 05-EFC2, Class M6, 0.878s, 2035			500,000	351,120

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 06-AR1, Class 2A1B, 1.184s, 2046			1,411,588	1,263,372
FRB Ser. 04-AR13, Class A1B2, 1.148s, 2034			492,616	460,497
FRB Ser. 06-AR3, Class A1B, 1.114s, 2046			421,895	343,001
FRB Ser. 06-AR4, Class 1A1B, 1.053s, 2046			295,016	255,189
FRB Ser. 05-AR11, Class A1C3, 0.678s, 2045(F)			2,262,625	2,019,393
FRB Ser. 05-AR13, Class A1C3, 0.658s, 2045			1,621,207	1,426,662
FRB Ser. 05-AR9, Class A1B, 0.548s, 2045			1,131,686	1,054,212
FRB Ser. 05-AR13, Class A1B3, 0.528s, 2045			201,437	180,286
FRB Ser. 05-AR15, Class A1B3, 0.508s, 2045			464,412	407,521

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR6, Class 7A2, 5.017s, 2036			713,206	708,132

Wells Fargo Mortgage Loan Trust FRB Ser. 12-RR2, Class 1A2, 0.336s, 2047			625,000	462,500

				21,335,486

Total mortgage-backed securities (cost $116,091,564)				$120,200,119

SENIOR LOANS (8.7%)(a)(c)
			Principal amount	Value

Basic materials (0.2%)

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B1, 4 1/2s, 2019 (Luxembourg)			$461,163	$457,128

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B2, 4 1/2s, 2019 (Luxembourg)			239,275	237,182

Ineos US Finance, LLC bank term loan FRN 3 3/4s, 2018			504,976	491,089

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			312,738	297,883

Oxea Sarl bank term loan FRN 8 1/4s, 2020 (Germany)			415,000	388,025

				1,871,307
Capital goods (0.4%)

Accudyne Industries Borrower SCA bank term loan FRN 4s, 2019 (Luxembourg)			457,687	426,984

Gardner Denver, Inc. bank term loan FRN 4 1/4s, 2020			706,063	659,090

Generac Power Systems, Inc. bank term loan FRN Ser. B, 3 1/4s, 2020			690,000	674,906

Reynolds Group Holdings, Inc. bank term loan FRN Ser. B, 4s, 2018			588,060	581,363

TransDigm, Inc. bank term loan FRN Ser. C, 3 3/4s, 2020			492,462	484,734

TransDigm, Inc. bank term loan FRN Ser. D, 3 3/4s, 2021			796,000	783,397

				3,610,474
Communication services (1.1%)

Asurion, LLC bank term loan FRN 8 1/2s, 2021			480,000	475,000

Asurion, LLC bank term loan FRN Ser. B1, 5s, 2019			1,514,722	1,504,308

Asurion, LLC bank term loan FRN Ser. B2, 4 1/4s, 2020			985,000	963,453

Intelsat Jackson Holdings SA bank term loan FRN Ser. B2, 3 3/4s, 2019 (Bermuda)			1,419,814	1,403,249

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020			1,000,000	990,000

Numericable US, LLC bank term loan FRN Ser. B1, 4 1/2s, 2020 (France)			774,742	769,761

Numericable US, LLC bank term loan FRN Ser. B2, 4 1/2s, 2020 (France)			670,258	665,949

Virgin Media Investment Holdings, Ltd. bank term loan FRN Ser. B, 3 1/2s, 2020 (United Kingdom)			1,500,000	1,476,563

Zayo Group, LLC bank term loan FRN Ser. B, 4s, 2019			975,013	964,316

				9,212,599
Consumer cyclicals (3.1%)

Academy, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2018			2,110,330	2,087,117

American Casino & Entertainment Properties, LLC bank term loan FRN 4 1/2s, 2019			989,950	980,050

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 7.005s, 2017			849,835	760,177

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 9 3/4s, 2017			562,175	497,525

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			631,825	575,908

CCM Merger, Inc. bank term loan FRN Ser. B, 4 1/2s, 2021			732,819	729,155

Chrysler Group, LLC bank term loan FRN Ser. B, 3 1/2s, 2017			327,396	325,668

CityCenter Holdings, LLC bank term loan FRN Ser. B, 4 1/4s, 2020			886,533	880,992

FCA US,LLC bank term loan FRN Ser. B, 3 1/4s, 2018			794,000	788,442

Garda World Security Corp. bank term loan FRN Ser. B, 4s, 2020 (Canada)			786,343	764,718

Garda World Security Corp. bank term loan FRN Ser. DD, 4s, 2020 (Canada)			201,157	195,626

Golden Nugget, Inc. bank term loan FRN Ser. B, 5 1/2s, 2019			606,375	599,174

Golden Nugget, Inc. bank term loan FRN Ser. DD, 5 1/2s, 2019			259,875	256,789

Interactive Data Corp. bank term loan FRN Ser. B, 4 3/4s, 2021			995,000	990,647

JC Penney Corp., Inc. bank term loan FRN 5s, 2019			1,000,000	968,750

Jeld-Wen, Inc. bank term loan FRN 5 1/4s, 2021			1,000,000	995,000

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018			636,298	617,209

MGM Resorts International bank term loan FRN Ser. B, 3 1/2s, 2019			980,000	964,075

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			1,264,032	1,223,741

Petco Animal Supplies, Inc. bank term loan FRN 4s, 2017			960,000	947,143

Realogy Group, LLC bank term loan FRN Ser. B, 3 3/4s, 2020			1,473,863	1,448,438

Roofing Supply Group, LLC bank term loan FRN Ser. B, 5s, 2019			977,500	952,248

Sabre GLBL, Inc. bank term loan FRN Ser. B, 4s, 2019			1,225,000	1,205,094

Scientific Games International, Inc. bank term loan FRN Ser. B2, 6s, 2021			1,500,000	1,479,141

Station Casinos, LLC bank term loan FRN Ser. B, 4 1/4s, 2020			1,189,147	1,169,823

Travelport Finance Sarl bank term loan FRN Ser. B, 6s, 2021 (Luxembourg)			1,145,000	1,146,145

Tribune Media Co. bank term loan FRN Ser. B, 4s, 2020			1,475,382	1,453,713

Univision Communications, Inc. bank term loan FRN 4s, 2020			1,136,284	1,118,175

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019			1,385,245	1,229,405

				27,350,088
Consumer staples (0.9%)

Amaya BV bank term loan FRN 5s, 2021 (Netherlands)			997,500	975,947

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4s, 2021			426,775	415,305

Del Monte Foods, Inc. bank term loan FRN 4 1/4s, 2021			950,400	880,308

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020			832,010	830,060

Landry's, Inc. bank term loan FRN Ser. B, 4s, 2018			1,329,975	1,323,880

Libbey Glass, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021			995,000	972,613

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021			1,000,000	999,167

Sprouts Farmers Markets, Inc. bank term loan FRN 4s, 2020			370,714	369,479

US Foods, Inc. bank term loan FRN 4 1/2s, 2019			985,000	981,553

				7,748,312
Energy (0.3%)

American Energy-Marcellus, LLC bank term loan FRN 5 1/4s, 2020			460,000	379,788

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020			1,060,000	632,820

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5s, 2017 (Cayman Islands)			989,235	707,303

Shelf Drilling Holdings, Ltd. bank term loan FRN 10s, 2018(PIK)			630,000	453,600

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)			624,040	585,038

				2,758,549
Financials (0.5%)

Fifth Third Processing Solutions, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021			255,643	253,726

HUB International, Ltd. bank term loan FRN Ser. B, 4 1/4s, 2020			992,500	960,740

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017(R)			708,603	723,661

USI, Inc. bank term loan FRN Ser. B, 4 1/4s, 2019			1,470,141	1,445,332

Walter Investment Management Corp. bank term loan FRN Ser. B, 4 3/4s, 2020			1,455,477	1,271,116

				4,654,575
Health care (1.3%)

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018			911,034	909,611

CHS/Community Health Systems, Inc. bank term loan FRN Ser. D, 4 1/4s, 2021			1,366,200	1,364,920

Envision Healthcare Corp. bank term loan FRN Ser. B, 4s, 2018			476,092	473,266

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.169s, 2021			1,652,513	1,631,668

IASIS Healthcare, LLC bank term loan FRN Ser. B, 4 1/2s, 2018			968,095	965,674

Kinetic Concepts, Inc. bank term loan FRN 4s, 2018			1,324,710	1,309,334

MPH Acquisition Holdings, LLC bank term loan FRN Ser. B, 3 3/4s, 2021			1,033,455	1,006,757

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021			592,025	567,234

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 4s, 2019			501,824	491,286

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4s, 2018			620,928	617,306

Quintiles Transnational Corp. bank term loan FRN Ser. B3, 3 3/4s, 2018			1,409,078	1,390,145

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 3 1/2s, 2020			462,718	459,312

				11,186,513
Technology (0.7%)

Avago Technologies, Ltd. bank term loan FRN Ser. B, 3 3/4s, 2020			1,422,850	1,419,293

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018			1,482,492	1,446,665

First Data Corp. bank term loan FRN Ser. B, 3.668s, 2018			1,500,000	1,470,626

Infor US, Inc. bank term loan FRN Ser. B5, 3 3/4s, 2020			872,044	849,879

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 4s, 2019			950,228	916,970

				6,103,433
Transportation (0.1%)

Air Medical Group Holdings, Inc. bank term loan FRN 7 5/8s, 2018(PIK)			1,125,000	1,113,750

				1,113,750
Utilities and power (0.1%)

Energy Transfer Equity LP bank term loan FRN 3 1/4s, 2019			715,000	676,748

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.661s, 2017			710,555	448,760

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.661s, 2017			7,293	4,606

				1,130,114

Total senior loans (cost $79,167,188)				$76,739,714

INVESTMENT COMPANIES (5.3%)(a)
			Shares	Value

Consumer Staples Select Sector SPDR Fund			161,400	$7,750,428

Health Care Select Sector SPDR Fund			220,400	15,267,108

Materials Select Sector SPDR Fund			161,100	7,682,859

Utility Select Sector SPDR Fund ETF			336,200	16,245,184

Total investment companies (cost $44,939,703)				$46,945,579

COMMODITY LINKED NOTES (3.5%)(a)(CLN)
			Principal amount	Value

Deutsche Bank AG/London 144A notes, 1-month USD LIBOR less 0.16%, 2015 (Indexed to the DB Commodity Backwardation Alpha 22 Total Return Index multiplied by 3) (United Kingdom)			$2,791,000	$2,024,033

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2015 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			14,300,000	15,175,365

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2015 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			6,480,000	6,886,297

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2015 (Indexed to the S&P GSCI Light Energy Index Excess Return multiplied by 3) (United Kingdom)			4,261,000	7,342,236

Total commodity Linked Notes (cost $27,832,000)				$31,427,931

CORPORATE BONDS AND NOTES (2.5%)(a)
			Principal amount	Value

Basic materials (0.3%)

ArcelorMittal SA sr. unsec. unsub. notes 6 1/8s, 2018 (France)			$339,000	$360,188

Cemex SAB de CV 144A company guaranty sr. FRN notes 5.003s, 2018 (Mexico)			1,500,000	1,530,000

Vale Overseas, Ltd. company guaranty sr. unsec. unsub. notes 6 1/4s, 2017 (Brazil)			395,000	420,130

				2,310,318
Capital goods (—%)

KION Finance SA 144A sr. unsub. notes 6 3/4s, 2020 (Luxembourg)		EUR	145,000	177,117

				177,117
Communication services (0.8%)

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			$840,000	861,000

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2018			1,500,000	1,526,250

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 6 3/4s, 2018 (Luxembourg)			700,000	712,250

Sprint Communications, Inc. sr. unsec. notes 6s, 2016			265,000	277,588

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			770,000	835,450

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			500,000	516,250

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s, 2024 (Luxembourg)		EUR	130,000	164,944

Telenet Finance V Luxembourg SCA 144A sr. notes 6 1/4s, 2022 (Luxembourg)		EUR	185,000	226,297

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)		GBP	530,000	841,570

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			$1,110,000	1,143,300

				7,104,899
Consumer cyclicals (—%)

Owens Corning company guaranty sr. unsec. notes 9s, 2019			36,000	44,215

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			575,000	483,000

				527,215
Consumer staples (0.1%)

HJ Heinz Co. company guaranty notes 4 1/4s, 2020			895,000	902,272

				902,272
Energy (0.2%)

Chesapeake Energy Corp. company guaranty sr. unsec. FRN notes 3.503s, 2019			1,500,000	1,455,000

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			237,000	112,931

				1,567,931
Financials (0.6%)

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			900,000	933,750

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			90,000	96,300

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB bonds 8 1/8s, 2038			530,000	598,900

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4 7/8s, 2019			1,070,000	1,088,725

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. notes 5.942s, 2023 (Russia)			200,000	133,216

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			250,000	171,070

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6, 6 1/4s, 2035 (Russia)			500,000	490,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,600,000	1,352,000

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95s, 2022 (Russia)			600,000	393,000

				5,256,961
Health care (0.3%)

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			555,000	573,731

ConvaTec Healthcare D SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	415,000	485,973

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			$235,000	241,463

HCA, Inc. sr. notes 6 1/2s, 2020			610,000	686,250

Service Corporation International sr. unsec. notes 7s, 2017			170,000	184,450

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			665,000	723,188

				2,895,055
Utilities and power (0.2%)

AES Corp./Virginia (The) sr. unsec. unsub. notes 9 3/4s, 2016			93,000	100,905

AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017			1,035,000	1,157,906

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019			175,000	223,575

				1,482,386

Total corporate bonds and notes (cost $22,681,956)				$22,224,154

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.6%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			$325,000	$313,300

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			2,425,000	2,439,550

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 11 3/4s, 2015 (Argentina)			1,225,000	1,212,750

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			650,000	687,375

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			240,000	263,729

Financing of Infrastructural Projects State Enterprise 144A govt. guaranty sr. unsec. notes 8 3/8s, 2017 (Ukraine)			200,000	101,000

Total foreign government and agency bonds and notes (cost $5,022,588)				$5,017,704

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(2.0875)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.0875		$1,454,000	$19,891

(2.0575)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.0575		2,908,000	2,704

(2.1575)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.1575		2,908,000	872

(2.254)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.254		2,908,000	29

(2.354)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.354		2,908,000	3

Barclays Bank PLC

(2.21)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.21		2,908,000	29

(2.31)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.31		2,908,000	9

Citibank, N.A.

2.20/3 month USD-LIBOR-BBA/May-25	May-15/2.20		4,886,100	175,997

(2.245)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.245		1,454,000	15

(2.219)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.219		1,454,000	15

(2.319)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.319		1,454,000	3

(2.345)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.345		1,454,000	1

Credit Suisse International

2.25/3 month USD-LIBOR-BBA/May-25	May-15/2.25		7,881,000	313,585

2.09125/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.09125		2,906,000	80,961

2.09/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.09		2,906,000	80,700

(2.1175)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.1175		4,362,000	1,658

(2.2175)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.2175		4,362,000	480

(2.60)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.60		17,815,700	18

Goldman Sachs International

2.34/3 month USD-LIBOR-BBA/Mar-45	Mar-15/2.34		1,743,950	87,773

(2.22)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.22		2,908,000	29

(2.32)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.32		2,908,000	29

(2.89)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.89		1,743,950	17

(2.94)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.94		1,743,950	2

(3.04)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/3.04		1,743,950	2

Total purchased swap options outstanding (cost $699,429)				$764,822

PURCHASED OPTIONS OUTSTANDING (0.6%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/$103.07		$4,000,000	$40,160

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/102.78		4,000,000	34,480

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/99.22		5,000,000	5

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/99.41		5,000,000	5

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/100.37		4,000,000	4

SPDR S&P 500 ETF Trust (Put)	Jan-16/170.00		157,363	1,021,420

SPDR S&P 500 ETF Trust (Put)	Dec-15/180.00		156,080	1,290,426

SPDR S&P 500 ETF Trust (Put)	Nov-15/180.00		153,197	1,203,811

SPDR S&P 500 ETF Trust (Put)	Oct-15/162.00		155,226	592,335

SPDR S&P 500 ETF Trust (Put)	Sep-15/170.00		156,204	702,774

SPDR S&P 500 ETF Trust (Put)	Aug-15/170.00		156,204	597,549

Total purchased options outstanding (cost $6,692,381)				$5,482,969

SHORT-TERM INVESTMENTS (40.0%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.07%(AFF)		Shares	158,090,532	$158,090,532

Putnam Short Term Investment Fund 0.10%(AFF)		Shares	171,699,300	171,699,300

SSgA Prime Money Market Fund Class N 0.01%(P)		Shares	10,607,000	10,607,000

U.S. Treasury Bills with effective yields ranging from 0.02% to 0.03%, April 23, 2015(SEG)(SEGCCS)			$715,000	714,988

U.S. Treasury Bills with an effective yield of 0.03%, April 16, 2015(SEG)(SEGSF)(SEGCCS)			8,650,000	8,649,870

U.S. Treasury Bills with effective yields ranging from 0.03% to 0.04%, April 9, 2015(SEG)(SEGCCS)			610,000	609,995

U.S. Treasury Bills with an effective yield of 0.02%, February 26, 2015(SEGCCS)			1,900,000	1,899,977

U.S. Treasury Bills with effective yields ranging from zero% to 0.02%, February 5, 2015(SEGCCS)			2,437,000	2,436,997

Total short-term investments (cost $354,708,255)				$354,708,659

TOTAL INVESTMENTS

Total investments (cost $1,136,696,252)(b)				$1,161,300,298

FORWARD CURRENCY CONTRACTS at 1/31/15 (aggregate face value $111,121,009) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	4/15/15	$395,621	$410,054	$14,433
	British Pound	Buy	3/18/15	434,564	435,997	(1,433)
	Canadian Dollar	Sell	4/15/15	796,388	857,619	61,231
	Chinese Yuan (Offshore)	Sell	2/13/15	887,613	879,747	(7,866)
	Euro	Sell	3/18/15	3,059,157	3,034,539	(24,618)
	Japanese Yen	Sell	2/13/15	708,207	731,209	23,002
	Norwegian Krone	Sell	3/18/15	867,951	862,439	(5,512)
	South Korean Won	Buy	2/13/15	898,496	885,821	12,675
	South Korean Won	Sell	2/13/15	898,496	899,133	637
Barclays Bank PLC
	Australian Dollar	Sell	4/15/15	566,812	590,658	23,846
	Canadian Dollar	Sell	4/15/15	764,546	845,131	80,585
	Chinese Yuan (Offshore)	Buy	2/13/15	839,588	871,058	(31,470)
	Euro	Sell	3/18/15	1,293,319	1,319,320	26,001
	Japanese Yen	Sell	2/13/15	1,483,881	1,536,982	53,101
	Mexican Peso	Buy	4/15/15	853,096	865,378	(12,282)
	New Zealand Dollar	Buy	4/15/15	1,044,284	1,063,313	(19,029)
	South Korean Won	Buy	2/13/15	871,053	858,147	12,906
	South Korean Won	Sell	2/13/15	871,053	872,126	1,073
	Swiss Franc	Sell	3/18/15	408,545	307,286	(101,259)
Citibank, N.A.
	Canadian Dollar	Sell	4/15/15	851,426	854,486	3,060
	Euro	Sell	3/18/15	3,364,711	3,403,595	38,884
	Japanese Yen	Sell	2/13/15	1,598,890	1,639,616	40,726
	Mexican Peso	Buy	4/15/15	881,310	861,481	19,829
	New Zealand Dollar	Sell	4/15/15	217,050	239,699	22,649
	Norwegian Krone	Sell	3/18/15	287,042	364,207	77,165
	Philippine Peso	Buy	5/20/15	439,966	441,564	(1,598)
	Swiss Franc	Sell	3/18/15	912,596	865,053	(47,543)
Credit Suisse International
	Australian Dollar	Sell	4/15/15	807,904	836,279	28,375
	British Pound	Sell	3/18/15	907,676	872,564	(35,112)
	Canadian Dollar	Sell	4/15/15	1,308,863	1,377,710	68,847
	Euro	Sell	3/18/15	3,655,230	4,032,970	377,740
	Indian Rupee	Buy	2/13/15	1,714,842	1,708,776	6,066
	Japanese Yen	Sell	2/13/15	3,592,097	3,632,444	40,347
	New Zealand Dollar	Buy	4/15/15	545,372	575,467	(30,095)
	Norwegian Krone	Buy	3/18/15	27,201	3,895	23,306
	Swedish Krona	Sell	3/18/15	29,658	41	(29,617)
	Swiss Franc	Buy	3/18/15	847,980	895,296	(47,316)
	Swiss Franc	Sell	3/18/15	912,706	865,194	(47,512)
Deutsche Bank AG
	British Pound	Buy	3/18/15	431,402	436,382	(4,980)
	British Pound	Sell	3/18/15	424,325	441,984	17,659
	Canadian Dollar	Sell	4/15/15	392,887	406,611	13,724
	Euro	Buy	3/18/15	80,938	66,437	14,501
	Japanese Yen	Sell	2/13/15	2,018,442	2,084,276	65,834
	New Zealand Dollar	Buy	4/15/15	597,611	593,761	3,850
	Norwegian Krone	Sell	3/18/15	816,834	1,004,676	187,842
	Swedish Krona	Sell	3/18/15	64,152	47,133	(17,019)
	Turkish Lira	Buy	3/18/15	781,986	868,459	(86,473)
Goldman Sachs International
	Australian Dollar	Sell	4/15/15	1,679,356	1,710,868	31,512
	British Pound	Buy	3/18/15	419,808	428,780	(8,972)
	Canadian Dollar	Sell	4/15/15	1,067,171	1,095,698	28,527
	Euro	Sell	3/18/15	2,613,430	2,607,478	(5,952)
	Japanese Yen	Sell	2/13/15	1,909,947	1,976,030	66,083
	New Zealand Dollar	Buy	4/15/15	408,306	430,866	(22,560)
HSBC Bank USA, National Association
	Australian Dollar	Sell	4/15/15	1,312,331	1,346,446	34,115
	British Pound	Buy	3/18/15	420,109	435,968	(15,859)
	Canadian Dollar	Sell	4/15/15	1,518,241	1,591,747	73,506
	Chinese Yuan (Offshore)	Buy	2/13/15	864,967	882,952	(17,985)
	Euro	Sell	3/18/15	158,147	115,117	(43,030)
	Japanese Yen	Sell	2/13/15	1,803,233	1,858,729	55,496
	New Zealand Dollar	Buy	4/15/15	818,635	863,737	(45,102)
	Swedish Krona	Buy	3/18/15	30,335	33,084	(2,749)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	4/15/15	1,250,256	1,257,002	6,746
	British Pound	Buy	3/18/15	1,288,334	1,299,761	(11,427)
	Canadian Dollar	Sell	4/15/15	1,876,061	1,982,551	106,490
	Euro	Sell	3/18/15	1,674,838	1,843,470	168,632
	Hungarian Forint	Buy	3/18/15	798,878	888,308	(89,430)
	Hungarian Forint	Sell	3/18/15	798,878	892,947	94,069
	Indian Rupee	Buy	2/13/15	869,498	849,989	19,509
	Japanese Yen	Sell	2/13/15	1,876,843	1,986,256	109,413
	Malaysian Ringgit	Sell	2/13/15	781,484	845,588	64,104
	Mexican Peso	Buy	4/15/15	857,646	853,850	3,796
	New Taiwan Dollar	Sell	2/13/15	20,337	46,654	26,317
	New Zealand Dollar	Buy	4/15/15	644,865	682,898	(38,033)
	Norwegian Krone	Sell	3/18/15	1,137,437	1,253,634	116,197
	Philippine Peso	Buy	5/20/15	439,966	441,664	(1,698)
	Singapore Dollar	Sell	2/13/15	851,354	882,792	31,438
	Swedish Krona	Sell	3/18/15	15,185	14,073	(1,112)
	Swiss Franc	Sell	3/18/15	895,242	795,927	(99,315)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	4/15/15	2,527,791	2,551,849	24,058
	British Pound	Sell	3/18/15	1,142,426	1,111,549	(30,877)
	Canadian Dollar	Sell	4/15/15	1,205,393	1,274,737	69,344
	Euro	Sell	3/18/15	362,527	424,240	61,713
	New Zealand Dollar	Buy	4/15/15	798,332	841,591	(43,259)
	Norwegian Krone	Buy	3/18/15	27,201	3,872	23,329
	Singapore Dollar	Sell	2/13/15	1,711,649	1,758,732	47,083
	Swedish Krona	Sell	3/18/15	445,678	439,291	(6,387)
State Street Bank and Trust Co.
	Australian Dollar	Sell	4/15/15	1,793,044	1,846,330	53,286
	British Pound	Sell	3/18/15	899,244	896,883	(2,361)
	Canadian Dollar	Sell	4/15/15	1,381,040	1,439,122	58,082
	Chinese Yuan (Offshore)	Sell	2/13/15	872,086	872,308	222
	Euro	Buy	3/18/15	427,640	455,834	(28,194)
	Hungarian Forint	Sell	3/18/15	861,409	870,258	8,849
	Israeli Shekel	Sell	4/15/15	825,796	821,252	(4,544)
	Japanese Yen	Sell	2/13/15	2,302,429	2,365,594	63,165
	Malaysian Ringgit	Sell	2/13/15	839,520	875,179	35,659
	New Taiwan Dollar	Buy	2/13/15	20,337	21,046	(709)
	New Zealand Dollar	Buy	4/15/15	977,666	1,000,684	(23,018)
	Norwegian Krone	Sell	3/18/15	897,466	941,724	44,258
	Singapore Dollar	Sell	2/13/15	883,279	883,834	555
	Swedish Krona	Sell	3/18/15	440,321	438,400	(1,921)
	Swiss Franc	Sell	3/18/15	1,013,341	910,780	(102,561)
	Turkish Lira	Buy	3/18/15	1,631,152	1,745,248	(114,096)
WestPac Banking Corp.
	Australian Dollar	Sell	4/15/15	451,186	467,102	15,916
	Canadian Dollar	Sell	4/15/15	1,092,960	1,188,981	96,021
	Euro	Sell	3/18/15	678,029	749,889	71,860
	Japanese Yen	Sell	2/13/15	1,145,509	1,182,616	37,107
	New Zealand Dollar	Buy	4/15/15	1,159,890	1,223,808	(63,918)
	South Korean Won	Buy	2/13/15	902,659	888,365	14,294
	South Korean Won	Sell	2/13/15	902,659	889,034	(13,625)

Total						$1,731,217

FUTURES CONTRACTS OUTSTANDING at 1/31/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

DAX Index (Long)	1	$302,134	Mar-15	$32,471
Euro-CAC 40 Index (Short)	4	208,259	Feb-15	(13,662)
FTSE 100 Index (Long)	8	808,047	Mar-15	29,380
S&P 500 Index E-Mini (Short)	429	42,651,180	Mar-15	496,026
S&P Mid Cap 400 Index E-Mini (Long)	143	20,469,020	Mar-15	238,524
SPI 200 Index (Short)	5	539,306	Mar-15	(34,135)
Tokyo Price Index (Long)	55	6,625,011	Mar-15	226,392
U.S. Treasury Bond 30 yr (Long)	61	9,228,156	Mar-15	88,197
U.S. Treasury Bond Ultra 30 yr (Short)	34	6,083,875	Mar-15	(722,033)
U.S. Treasury Note 5 yr (Short)	24	2,912,250	Mar-15	(16,757)
U.S. Treasury Note 10 yr (Long)	2,675	350,090,625	Mar-15	12,766,199

Total				$13,090,602

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/15 (premiums $1,449,131) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
2.154/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.154	$2,908,000	$204
1.9575/3 month USD-LIBOR-BBA/Feb-25	Feb-15/1.9575	2,908,000	7,154
1.66/3 month USD-LIBOR-BBA/Jul-20	Jul-15/1.66	2,908,000	22,857
Barclays Bank PLC

2.11/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.11	2,908,000	262
Citibank, N.A.

2.145/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.145	1,454,000	73
2.119/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.119	1,454,000	116
Credit Suisse International

2.0175/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.0175	4,362,000	5,191
(1.80)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.80	2,906,000	34,930
(1.80125)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.80125	2,906,000	35,075
(1.94)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.94	2,906,000	53,819
(1.94125)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.94125	2,906,000	54,023
Goldman Sachs International

2.84/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.84	1,743,950	2
2.12/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.12	2,908,000	233
(2.095)/3 month USD-LIBOR-BBA/Mar-45	Mar-15/2.095	1,743,950	36,745
(2.2175)/3 month USD-LIBOR-BBA/Mar-45	Mar-15/2.2175	1,743,950	58,161
(2.49)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.49	1,743,950	126,419
JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	5,792,000	953,998

Total			$1,389,262

WRITTEN OPTIONS OUTSTANDING at 1/31/15 (premiums $784,732) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/$102.07	$4,000,000	$23,120
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/101.78	4,000,000	19,520
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/101.07	4,000,000	12,640
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/100.78	4,000,000	10,560
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/98.53	5,000,000	5
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/97.66	5,000,000	5
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/97.47	5,000,000	5
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/98.34	5,000,000	5
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/98.48	4,000,000	4
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/99.42	4,000,000	4
SPDR S&P 500 ETF Trust (Call)	Feb-15/209.00	375,279	172,628
SPDR S&P 500 ETF Trust (Call)	Feb-15/210.00	317,653	49,036
SPDR S&P 500 ETF Trust (Call)	Feb-15/212.00	74,464	5,529
SPDR S&P 500 ETF Trust (Call)	Feb-15/209.00	79,413	7,874
SPDR S&P 500 ETF Trust (Call)	Feb-15/211.00	77,000	1,164

Total			$302,099

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/15 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Goldman Sachs International

(2.82)/3 month USD-LIBOR-BBA/Jan-46 (Purchased)	Jan-16/2.82	$1,743,950	$(52,319)	$(3,226)
(1.885)/3 month USD-LIBOR-BBA/Jan-46 (Written)	Jan-16/1.885	1,743,950	52,319	(11,807)
JPMorgan Chase Bank N.A.

(2.0975)/3 month USD-LIBOR-BBA/Feb-25 (Purchased)	Feb-15/2.0975	2,182,000	(6,382)	(6,328)
(1.7975)/3 month USD-LIBOR-BBA/Feb-25 (Written)	Feb-15/1.7975	2,182,000	6,382	(1,309)

Total			$—	$(22,670)

TBA SALE COMMITMENTS OUTSTANDING at 1/31/15 (proceeds receivable $156,776,367) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 5 1/2s, February 1, 2045	$3,000,000	2/12/15	$3,355,078
Federal National Mortgage Association, 4 1/2s, March 1, 2045	16,000,000	3/12/15	17,343,125
Federal National Mortgage Association, 4 1/2s, February 1, 2045	12,000,000	2/12/15	13,021,874
Federal National Mortgage Association, 4s, March 1, 2045	6,000,000	3/12/15	6,413,220
Federal National Mortgage Association, 4s, February 1, 2045	6,000,000	2/12/15	6,425,156
Federal National Mortgage Association, 3 1/2s, March 1, 2045	7,000,000	3/12/15	7,377,617
Federal National Mortgage Association, 3 1/2s, February 1, 2045	15,000,000	2/12/15	15,846,093
Federal National Mortgage Association, 3s, February 1, 2045	85,000,000	2/12/15	87,888,675

Total			$157,670,838

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/15 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)
	$3,487,900		$10,069	1/6/25	2.28%	3 month USD-LIBOR-BBA	$(147,514)
	3,487,900		43,204	1/6/25	2.53%	3 month USD-LIBOR-BBA	(196,060)
	800		(67)	12/17/44	3 month USD-LIBOR-BBA	3.50%	179
	194,373,000	(E)	957,032	3/18/17	1.25%	3 month USD-LIBOR-BBA	(870,461)
	58,992,000	(E)	1,052,091	3/18/20	2.25%	3 month USD-LIBOR-BBA	(1,383,925)
	78,794,000	(E)	6,059,002	3/18/25	3.00%	3 month USD-LIBOR-BBA	(2,470,218)
	10,076,000	(E)	(1,602,216)	3/18/45	3 month USD-LIBOR-BBA	3.50%	1,438,550
	3,883,000		(51)	1/9/25	3 month USD-LIBOR-BBA	2.07875%	101,525
	3,508,800		3,462	1/16/25	3 month USD-LIBOR-BBA	2.12%	107,371
	6,442,000		(52)	1/12/20	3 month USD-LIBOR-BBA	1.6457%	97,406
	3,664,575		(293)	1/23/25	3 month USD-LIBOR-BBA	2.14%	113,574
	2,531,900		(33)	1/22/25	3 month USD-LIBOR-BBA	2.09%	66,938
	760,000		(10)	1/9/25	3 month USD-LIBOR-BBA	2.081%	20,031
	10,271,000		(83)	1/9/20	1.62%	3 month USD-LIBOR-BBA	(144,225)
	10,457,220		(138)	1/14/25	3 month USD-LIBOR-BBA	2.10%	291,172
	6,278,220		(45)	1/15/25	3 month USD-LIBOR-BBA	2.09%	168,633
	3,508,800		(46)	1/22/25	3 month USD-LIBOR-BBA	2.095%	94,409
	3,393,000		(45)	1/12/25	2.14412%	3 month USD-LIBOR-BBA	(108,972)
	6,442,000		(52)	1/12/20	3 month USD-LIBOR-BBA	1.65338%	99,822
	3,393,000		(45)	1/12/25	2.1372%	3 month USD-LIBOR-BBA	(106,771)
	3,393,000		(45)	1/12/25	2.142%	3 month USD-LIBOR-BBA	(108,300)
	6,442,000		(52)	1/12/20	3 month USD-LIBOR-BBA	1.648%	98,129
	3,393,000		(45)	1/12/25	2.14055%	3 month USD-LIBOR-BBA	(107,836)
	6,442,000		(52)	1/12/20	3 month USD-LIBOR-BBA	1.6464%	97,627
	3,393,000		(45)	1/12/25	2.138%	3 month USD-LIBOR-BBA	(107,027)
	6,442,000		(52)	1/12/20	3 month USD-LIBOR-BBA	1.64084%	95,876
	1,762,000		(60)	1/27/45	2.326%	3 month USD-LIBOR-BBA	(59,275)
	1,091,000		(14)	1/20/25	3 month USD-LIBOR-BBA	1.949%	14,572
	124,463,000		(1,643)	1/20/25	3 month USD-LIBOR-BBA	1.886%	928,188
	2,791,000		(22)	1/22/20	3 month USD-LIBOR-BBA	1.45125%	14,297
	19,812,000		(262)	1/22/25	3 month USD-LIBOR-BBA	1.921%	210,359
	4,876,000		(166)	1/22/45	3 month USD-LIBOR-BBA	2.31125%	148,389
	11,921,000		(157)	1/22/25	3 month USD-LIBOR-BBA	1.92125%	126,849
	3,191,000		(26)	1/23/20	1.4975%	3 month USD-LIBOR-BBA	(23,446)
	1,692,000		(14)	1/26/20	1.517%	3 month USD-LIBOR-BBA	(13,771)
	370,000		(13)	1/26/45	3 month USD-LIBOR-BBA	2.384%	17,409
	1,313,000		(17)	1/27/25	3 month USD-LIBOR-BBA	1.9625%	18,674
	1,313,000		(17)	1/27/25	3 month USD-LIBOR-BBA	1.963%	18,736
	5,910,000		(78)	1/27/25	1.968%	3 month USD-LIBOR-BBA	(87,257)
	8,296,000		(110)	1/27/25	3 month USD-LIBOR-BBA	1.95475%	111,975
	928,000	(E)	(32)	2/2/46	3 month USD-LIBOR-BBA	2.335%	15,085
	6,451,000		(85)	2/3/25	3 month USD-LIBOR-BBA	1.791%	(14,277)
	2,531,900		(33)	1/9/25	3 month USD-LIBOR-BBA	2.07%	64,125

	Total		$6,518,644	$(1,369,435)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
baskets	1,371,274	$—	10/19/15	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF4) of common stocks	$521,554
units	35,031	—	10/19/15	3 month USD-LIBOR-BBA minus 0.07%	Russell 1000 Total Return Index	1,235,856
Barclays Bank PLC
	$284,939	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,123
	355,882	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,709)
	1,430,334	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,978)
	1,316,974	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,192
	1,209,463	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,390
	10,820,449	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(286,748)
	3,668,370	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(12,767)
	396,936	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,441
	498,617	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,471
	396,936	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,441
	312,042	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(2,626)
	3,200,067	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(11,137)
	3,981,661	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	14,452
	1,229,767	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	3,627
	143,837	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,497)
	38,756	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(207)
	244,512	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	887
	1,984,678	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,204
	3,621,293	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(12,603)
	2,917,596	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	8,606
	1,350,665	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,701)
	3,474,842	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	13,875
	3,035,216	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	12,120
	292,958	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,155
	648,299	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	2,589
	9,565,750	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	34,720
	2,335,966	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,479
	249,656	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	984
	809,911	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,193
	587,252	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,315
	3,687,324	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(12,833)
	1,325,785	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(3,231)
	557,358	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,125)
	278,718	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(562)
	278,718	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(562)
	559,291	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,129)
	1,452,518	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,931)
	559,291	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,129)
	849,422	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(14,098)
	538,785	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(8,942)
	642,125	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3,429)
	1,116,650	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,253)
	770,055	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	14,828
	17,413	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(61)
	874,041	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,042)
	418,767	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,520
Citibank, N.A.
	966,141	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,507
	472,353	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,714
baskets	72,697	—	6/2/15	3 month USD-LIBOR-BBA minus 0.60%	A basket (CGPUTED1) of common stocks	973,572
baskets	219,771	—	11/10/15	3 month USD-LIBOR-BBA minus 1.00%	A basket (CGPUTS32) of common stocks	837,648
baskets	290	—	12/17/15	(3 month USD-LIBOR-BBA plus 42 bp)	A basket (CGPUTQL2) of common stocks	(251,686)
units	1,354	—	6/2/15	(3 month USD-LIBOR-BBA minus 0.40%)	Russell 2000 Total Return Index	(2,297)
units	31	—	6/2/15	(3 month USD-LIBOR-BBA minus 0.40%)	Russell 2000 Total Return Index	(53)
units	6,337	—	12/17/15	3 month USD-LIBOR-BBA plus 15 bp	Russell 1000 Total Return Index	162,521
Credit Suisse International
	$793,871	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,881
	1,322,438	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(21,949)
	1,344,818	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	25,895
	1,079,268	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	20,782
	2,760,808	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(45,822)
	2,129,512	9,317	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(47,117)
Deutsche Bank AG
	894,612	—	1/12/34	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	8,839
baskets	313,665	—	5/8/15	(3 month USD-LIBOR-BBA plus 31 bp)	A basket (DBCTPL5P) of common stocks	823,967
baskets	313,665	—	5/8/15	3 month USD-LIBOR-BBA minus 45 bp	A basket (DBCTPS6P) of common stocks	818,704
Goldman Sachs International
	$984,375	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(5,257)
	759,470	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(4,056)
	2,504,829	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(21,078)
	1,337,182	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(7,141)
	1,048,704	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,806
	882,692	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(24,082)
	882,692	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(24,082)
	1,113,971	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,877)
	418,452	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,456)
	894,612	—	1/12/34	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(8,839)
	2,334	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(57)
	971,435	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(8,175)
	1,525,951	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,311)
	71,578	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(249)
	190,850	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(664)
	39,988	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(214)
	1,078,837	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(5,762)
	2,118,149	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(57,788)
	1,368,458	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(37,335)
	1,815,002	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(15,273)
	970,650	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(22,889)
	1,782,074	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(47,226)
	1,760,806	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	33,905
	3,946,063	73,064	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(33,034)
baskets	940,782	—	10/2/15	(3 month USD-LIBOR-BBA plus 35 bp)	A basket (GSCBPUR1) of common stocks	(2,886,346)
baskets	16,010	—	12/15/15	(1 month USD-LIBOR-BBA plus 90 bp)	A basket (GSCBSAUD) of common stocks	651,214
units	281,470	—	8/11/15	(0.45%)	Goldman Sachs Volatility Carry US Scaled 3X Excess Return Strategy Index	(35,282)
JPMorgan Chase Bank N.A.
	$814,983	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(21,598)
	2,935,352	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(77,789)
	1,782,074	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(47,226)
	1,761,203	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	33,912
baskets	936,774	—	10/2/15	3 month USD-LIBOR-BBA minus 20 bp	A basket (JPCMPTSH) of common stocks	2,880,290
shares	301,025	—	1/25/16	3 month USD-LIBOR-BBA minus 30 bp	iShares MSCI Emerging Markets Index	529,744
UBS AG
baskets	829,176	—	5/19/15	(3 month USD-LIBOR-BBA plus 125 bp)	A basket (UBSEMBSK) of common stocks	(1,892,970)
units	116,089	—	5/19/15	3 month USD-LIBOR-BBA minus 0.10%	MSCI Emerging Markets TR Net USD	1,252,992
units	86,677	—	5/19/15	3 month USD-LIBOR-BBA minus 0.10%	MSCI Emerging Markets TR Net USD	935,537

Total		$82,381	$5,836,172

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$4,580	$67,000	5/11/63	300 bp	$4,545
	CMBX NA BBB- Index	BBB-/P	8,798	146,000	5/11/63	300 bp	8,723
	CMBX NA BBB- Index	BBB-/P	18,088	293,000	5/11/63	300 bp	17,937
	CMBX NA BBB- Index	BBB-/P	17,271	303,000	5/11/63	300 bp	17,114
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	26,163	236,000	5/11/63	300 bp	26,041
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	450	58,000	5/11/63	300 bp	420
	CMBX NA BBB- Index	BBB-/P	595	182,000	5/11/63	300 bp	501
	CMBX NA BBB- Index	BBB-/P	417	182,000	5/11/63	300 bp	323
	CMBX NA BBB- Index	BBB-/P	15,760	198,000	5/11/63	300 bp	15,658
	CMBX NA BBB- Index	BBB-/P	28,021	248,000	5/11/63	300 bp	27,893
	CMBX NA BBB- Index	BBB-/P	2,949	254,000	5/11/63	300 bp	2,818
	CMBX NA BBB- Index	BBB-/P	20,426	256,000	5/11/63	300 bp	20,294
	CMBX NA BBB- Index	BBB-/P	19,821	256,000	5/11/63	300 bp	19,689
	CMBX NA BBB- Index	BBB-/P	16,841	256,000	5/11/63	300 bp	16,708
	CMBX NA BBB- Index	BBB-/P	7,820	257,000	5/11/63	300 bp	7,687
	CMBX NA BBB- Index	BBB-/P	4,546	258,000	5/11/63	300 bp	4,412
	CMBX NA BBB- Index	BBB-/P	4,148	270,000	5/11/63	300 bp	4,009
	CMBX NA BBB- Index	BBB-/P	21,635	297,000	5/11/63	300 bp	21,482
	CMBX NA BBB- Index	BBB-/P	23,911	312,000	5/11/63	300 bp	23,750
	CMBX NA BBB- Index	BBB-/P	(262)	401,000	5/11/63	300 bp	(470)
	CMBX NA BBB- Index	BBB-/P	21,503	524,000	5/11/63	300 bp	21,233
	CMBX NA BBB- Index	BBB-/P	(2,620)	615,000	5/11/63	300 bp	(2,938)
	CMBX NA BBB- Index	BBB-/P	3,359	737,000	5/11/63	300 bp	2,978
	CMBX NA BBB- Index	BBB-/P	5,247	898,000	5/11/63	300 bp	4,783
	CMBX NA BBB- Index	BBB-/P	2,153	939,000	5/11/63	300 bp	1,668
	CMBX NA BBB- Index	BBB-/P	8,619	1,203,000	5/11/63	300 bp	7,997
	CMBX NA BBB- Index	BBB-/P	2,186	1,682,000	5/11/63	300 bp	1,317
	CMBX NA BBB- Index	BBB-/P	10,054	569,000	1/17/47	300 bp	(3,261)
	CMBX NA BBB- Index	BBB-/P	17,956	737,000	1/17/47	300 bp	771
	CMBX NA BBB- Index	BBB-/P	26,494	1,070,000	1/17/47	300 bp	1,546
	CMBX NA BBB- Index	BBB-/P	41,987	1,071,000	1/17/47	300 bp	17,015
	CMBX NA BBB- Index	BBB-/P	28,133	1,151,000	1/17/47	300 bp	1,296
	CMBX NA BBB- Index	BBB-/P	42,478	1,796,000	1/17/47	300 bp	598
	CMBX NA BB Index	—	(2,032)	389,000	5/11/63	(500 bp)	(738)
	CMBX NA BB Index	—	(4,506)	258,000	5/11/63	(500 bp)	(3,647)
	CMBX NA BB Index	—	3,047	197,000	5/11/63	(500 bp)	3,702
	CMBX NA BB Index	—	2,026	196,000	5/11/63	(500 bp)	2,678
	CMBX NA BB Index	—	5,123	194,000	5/11/63	(500 bp)	5,769
	CMBX NA BB Index	—	(1,186)	130,000	5/11/63	(500 bp)	(753)
	CMBX NA BB Index	—	(991)	129,000	5/11/63	(500 bp)	(561)
	CMBX NA BB Index	—	(1,236)	129,000	5/11/63	(500 bp)	(807)
	CMBX NA BB Index	—	(368)	101,000	5/11/63	(500 bp)	(32)
	CMBX NA BB Index	—	1,960	98,000	5/11/63	(500 bp)	2,286
	CMBX NA BB Index	—	(4,965)	256,000	5/11/63	(500 bp)	(4,113)
	CMBX NA BBB- Index	BBB-/P	(609)	101,000	5/11/63	300 bp	(661)
	CMBX NA BBB- Index	BBB-/P	(973)	102,000	5/11/63	300 bp	(1,026)
	CMBX NA BBB- Index	BBB-/P	(501)	148,000	5/11/63	300 bp	(577)
	CMBX NA BBB- Index	BBB-/P	8,327	174,000	5/11/63	300 bp	8,238
	CMBX NA BBB- Index	BBB-/P	(2,014)	201,000	5/11/63	300 bp	(2,117)
	CMBX NA BBB- Index	BBB-/P	(670)	201,000	5/11/63	300 bp	(774)
	CMBX NA BBB- Index	BBB-/P	(1,682)	201,000	5/11/63	300 bp	(1,786)
	CMBX NA BBB- Index	BBB-/P	(675)	202,000	5/11/63	300 bp	(780)
	CMBX NA BBB- Index	BBB-/P	2,419	203,000	5/11/63	300 bp	2,314
	CMBX NA BBB- Index	BBB-/P	2,018	203,000	5/11/63	300 bp	1,913
	CMBX NA BBB- Index	BBB-/P	(1,900)	203,000	5/11/63	300 bp	(2,005)
	CMBX NA BBB- Index	BBB-/P	550	204,000	5/11/63	300 bp	445
	CMBX NA BBB- Index	BBB-/P	5,044	212,000	5/11/63	300 bp	4,935
	CMBX NA BBB- Index	BBB-/P	151	218,000	5/11/63	300 bp	39
	CMBX NA BBB- Index	BBB-/P	755	218,000	5/11/63	300 bp	642
	CMBX NA BBB- Index	BBB-/P	(3,956)	219,000	5/11/63	300 bp	(4,069)
	CMBX NA BBB- Index	BBB-/P	1,378	227,000	5/11/63	300 bp	1,261
	CMBX NA BBB- Index	BBB-/P	152	228,000	5/11/63	300 bp	34
	CMBX NA BBB- Index	BBB-/P	1,126	243,000	5/11/63	300 bp	1,000
	CMBX NA BBB- Index	BBB-/P	4,795	254,000	5/11/63	300 bp	4,664
	CMBX NA BBB- Index	BBB-/P	5,500	254,000	5/11/63	300 bp	5,369
	CMBX NA BBB- Index	BBB-/P	(3,034)	302,000	5/11/63	300 bp	(3,190)
	CMBX NA BBB- Index	BBB-/P	1,408	304,000	5/11/63	300 bp	1,251
	CMBX NA BBB- Index	BBB-/P	(8,519)	440,000	5/11/63	300 bp	(8,746)
	CMBX NA BBB- Index	BBB-/P	592	446,000	5/11/63	300 bp	362
	CMBX NA BBB- Index	BBB-/P	(6,951)	461,000	5/11/63	300 bp	(7,189)
	CMBX NA BBB- Index	BBB-/P	(5,693)	462,000	5/11/63	300 bp	(5,932)
	CMBX NA BBB- Index	BBB-/P	18,153	742,000	5/11/63	300 bp	17,770
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(408)	59,000	5/11/63	300 bp	(439)
	CMBX NA BBB- Index	BBB-/P	1,922	737,000	5/11/63	300 bp	1,541
	CMBX NA BBB- Index	BBB-/P	(3,788)	830,000	5/11/63	300 bp	(4,217)
	CMBX NA BBB- Index	BBB-/P	31,577	1,171,000	1/17/47	300 bp	4,273
	CMBX NA BB Index	—	(2,004)	189,000	5/11/63	(500 bp)	(1,375)
	CMBX NA BB Index	—	(1,239)	129,000	5/11/63	(500 bp)	(810)
	CMBX NA BB Index	—	2,216	98,000	5/11/63	(500 bp)	2,542
	CMBX NA BB Index	—	70	58,000	5/11/63	(500 bp)	263
	CMBX NA BBB- Index	BBB-/P	(48)	18,000	5/11/63	300 bp	(57)
	CMBX NA BBB- Index	BBB-/P	(1,113)	102,000	5/11/63	300 bp	(1,165)
	CMBX NA BBB- Index	BBB-/P	(1,614)	201,000	5/11/63	300 bp	(1,718)
	CMBX NA BBB- Index	BBB-/P	(1,881)	201,000	5/11/63	300 bp	(1,985)
	CMBX NA BBB- Index	BBB-/P	(2,016)	201,000	5/11/63	300 bp	(2,120)
	CMBX NA BBB- Index	BBB-/P	(2,016)	201,000	5/11/63	300 bp	(2,120)
	CMBX NA BBB- Index	BBB-/P	(811)	202,000	5/11/63	300 bp	(915)
	CMBX NA BBB- Index	BBB-/P	1,211	203,000	5/11/63	300 bp	1,106
	CMBX NA BBB- Index	BBB-/P	2,467	216,000	5/11/63	300 bp	2,356
	CMBX NA BBB- Index	BBB-/P	(3,649)	219,000	5/11/63	300 bp	(3,762)

	Total		$480,466	$301,104

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2015. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
bp	Basis Points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2014 through January 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $886,061,396.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $1,136,925,184, resulting in gross unrealized appreciation and depreciation of $40,459,395 and $16,084,281, respectively, or net unrealized appreciation of $24,375,114.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$123,753,001	$36,511,092	$2,173,561	$28,996	$158,090,532
	Putnam Short Term Investment Fund*	169,100,073	47,672,712	45,073,485	42,234	171,699,300
	Totals	$292,853,074	$84,183,804	$47,247,046	$71,230	$329,789,832
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $530,653,611 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to sepcific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $5,632,241 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,740,524 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,510,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$6,502,195	$—	$—
Capital goods	11,785,895	—	—
Communication services	2,760,701	—	—
Conglomerates	2,850,348	7,793,219	—
Consumer cyclicals	23,381,798	—	—
Consumer staples	19,416,431	1,653,630	—
Energy	10,700,256	—	—
Financials	34,708,916	—	—
Health care	26,635,805	—	—
Technology	29,755,224	—	—
Transportation	4,559,962	—	—
Utilities and power	9,722,677	—	—
Total common stocks	182,780,208	9,446,849	—
Commodity linked notes	—	31,427,931	—
Corporate bonds and notes	—	22,224,154	—
Foreign government and agency bonds and notes	—	5,017,704	—
Investment companies	46,945,579	—	—
Mortgage-backed securities	—	120,200,119	—
Purchased options outstanding	—	5,482,969	—
Purchased swap options outstanding	—	764,822	—
Senior loans	—	76,739,714	—
U.S. government and agency mortgage obligations	—	304,594,914	—
U.S. treasury obligations	—	966,676	—
Short-term investments	340,396,832	14,311,827	—

Totals by level	$570,122,619	$591,177,679	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,731,217	$—
Futures contracts	13,090,602	—	—
Written options outstanding	—	(302,099)	—
Written swap options outstanding	—	(1,389,262)	—
Forward premium swap option contracts	—	(22,670)	—
TBA sale commitments	—	(157,670,838)	—
Interest rate swap contracts	—	(7,888,079)	—
Total return swap contracts	—	5,753,791	—
Credit default contracts	—	(179,362)	—

Totals by level	$13,090,602	$(159,967,302)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$8,489	$187,851
Foreign exchange contracts	3,120,645	1,389,428
Equity contracts	18,054,707	5,352,662
Interest rate contracts	20,156,808	17,368,779

Total	$41,340,649	$24,298,720

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$940,000
Purchased TBA commitment option contracts (contract amount)		$23,800,000
Purchased swap option contracts (contract amount)		$72,500,000
Written equity option contracts (contract amount)		$930,000
Written TBA commitment option contracts (contract amount)		$47,500,000
Written swap option contracts (contract amount)		$57,200,000
Futures contracts (number of contracts)		4,000
Forward currency contracts (contract amount)		$252,900,000
Centrally cleared interest rate swap contracts (notional)		$556,400,000
OTC total return swap contracts (notional)		$1,128,600,000
OTC credit default contracts (notional)		$28,300,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$–	$–	$1,833,830	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–	$1,833,830
	OTC Total return swap contracts*#	1,757,410	145,612	–	1,978,962	49,558	1,651,510	688,925	–	3,443,946	–	–	–	2,188,529	–	11,904,452
	OTC Credit default contracts*#	–	–	–	–	6,912	–	1,577	–	–	–	–	–	–	–	8,489
	Futures contracts§	–	–	–	–	–	–	–	–	–	2,595,021	–	–	–	–	2,595,021
	Forward currency contracts#	111,978	197,512	–	202,313	544,681	303,410	126,122	163,117	746,711	–	225,527	264,076	–	235,198	3,120,645
	Forward premium swap option contracts#	–	–	–	–	–	–	–	–	–	–	–	–	–	–	–
	Purchased swap options#	23,499	38	–	176,031	477,402	–	87,852	–	–	–	–	–	–	–	764,822
	Purchased options#	–	1,203,811	–	–	–	–	–	–	4,279,158	–	–	–	–	–	5,482,969

	Total Assets	$1,892,887	$1,546,973	$1,833,830	$2,357,306	$1,078,553	$1,954,920	$904,476	$163,117	$8,469,815	$2,595,021	$225,527	$264,076	$2,188,529	$235,198	$25,710,228

	Liabilities:
	Centrally cleared interest rate swap contracts§	–	–	1,300,132	–	–	–		–	–	–	–	–	–	–	1,300,132
	OTC Total return swap contracts*#	–	404,300	–	254,036	124,205	–	3,328,537	–	146,613	–	–	–	1,892,970	–	6,150,661
	OTC Credit default contracts*#	418	122	–	–	158,256	–	29,055	–	–	–	–	–	–	–	187,851
	Futures contracts§	–	–	–	–	–	–	–	–	–	189,648	–	–	–	–	189,648
	Forward currency contracts#	39,429	164,040	–	49,141	189,652	108,472	37,484	124,725	241,015	–	80,523	277,404	–	77,543	1,389,428
	Forward premium swap option contracts#	–	–	–	–	–	–	15,033	–	7,637	–	–	–	–	–	22,670
	Written swap options#	30,215	262	–	189	183,038	–	221,560	–	953,998	–	–	–	–	–	1,389,262
	Written options#	–	–	–	–	–	235,067	–	–	67,032	–	–	–	–	–	302,099

	Total Liabilities	$70,062	$568,724	$1,300,132	$303,366	$655,151	$343,539	$3,631,669	$124,725	$1,416,295	$189,648	$80,523	$277,404	$1,892,970	$77,543	$10,931,751

	Total Financial and Derivative Net Assets	$1,822,825	$978,249	$533,698	$2,053,940	$423,402	$1,611,381	$(2,727,193)	$38,392	$7,053,520	$2,405,373	$145,004	$(13,328)	$295,559	$157,655	$14,778,477
	Total collateral received (pledged)##†	$1,757,000	$942,554	$–	$1,720,000	$391,070	$1,180,000	$(1,510,000)	$24,122	$5,950,000	$–	$123,055	$–	$295,559	$–
	Net amount	$65,825	$35,695	$533,698	$333,940	$32,332	$431,381	$(1,217,193)	$14,270	$1,103,520	$2,405,373	$21,949	$(13,328)	$–	$157,655

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 31, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 31, 2015